Supplemental Cash Flow Information (Details) - Schedule of Net Change in Operating Assets and Liabilities - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Change in Operating Assets and Liabilities [Abstract]
Trade and other receivables	$ (24,431)	$ 2,298	$ (55,426)
Financial assets	3,437	4,946	3,206
Other assets	(7,322)	(6,395)	(21,017)
Trade and other payables	(4,085)	(7,068)	14,071
Financial liabilities	(639)	(2,028)	4,210
Other liabilities	(6,172)	1,503	(3,669)
Operating assets and liabilities	$ (39,212)	$ (6,744)	$ (58,625)